N-6	Dec. 31, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	Massachusetts Mutual Variable Life Separate Account I
Entity Central Index Key	0000836249
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]
Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Small/Mid-Cap Growth	MML VIP Wellington Small Cap Growth Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	0.94%(*)	7.34%	2.67%	10.59%

Portfolio Companies [Table Text Block]
Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Small/Mid-Cap Growth	MML VIP Wellington Small Cap Growth Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	0.94%(*)	7.34%	2.67%	10.59%

MML VIP Wellington Small Cap Growth Equity Fund (Initial Class) [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MML VIP Wellington Small Cap Growth Equity Fund (Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	7.34%
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	10.59%